Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Current Assets
Cash and cash equivalents	$ 9,017,814	$ 2,830,526
Trade and other receivables	1,409,118	1,925,593
Inventories	2,273,848	1,772,363
Other current assets	258,197	3,486,744
Total Current Assets	12,958,977	10,015,226
Non-Current Assets
Property, plant and equipment	9,325	10,074
Right-of-use assets	183,396	103,876
Inventories		666
Total Non-Current Assets	192,721	114,616
TOTAL ASSETS	13,151,698	10,129,842
Current Liabilities
Trade and other payables	1,345,485	1,529,435
Employee benefit obligations	409,433	391,503
Other current liabilities	30,606	45,272
Total Current Liabilities	1,785,524	1,966,210
Non-Current Liabilities
Employee benefit obligations	42,210	22,722
Other non-current liabilities	158,937	71,855
Total Non-Current Liabilities	201,147	94,577
TOTAL LIABILITIES	1,986,671	2,060,787
NET ASSETS	11,165,027	8,069,055
EQUITY
Issued capital	95,655,688	88,872,756
Reserves	479,493	1,639,504
Accumulated losses	(84,970,154)	(82,443,205)
TOTAL EQUITY	$ 11,165,027	$ 8,069,055